Income Taxes (Tables)	12 Months Ended
Feb. 28, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	For the Years Ended
	February 28, 2023	February 29, 2024	February 28, 2025
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	875	1,076	722	99
Deferred income tax expense:
PRC	118	25	—	—
Total income tax expense	993	1,101	722	99

Summary of Deferred Tax Assets and Liabilities	The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	12,455	10,447	1,434
Advertising expenses	768	227	31
Donation overspending	5,200	(57)	(8)
Lease liability	570	1,162	160
Accrued expenses	13,678	14,937	2,051
Depreciation and amortization	119	4	1
Allowance for doubtful accounts	3,531	772	106
Total deferred tax assets	36,321	27,492	3,775
Valuation allowance	(35,196)	(25,967)	(3,566)
Total deferred tax assets, net of valuation allowance	1,125	1,525	209
Net off against deferred tax liabilities	(1,125)	(1,525)	(209)
Net deferred tax assets	—	—	—

Deferred tax liabilities:
Amortization of intangible assets acquired from acquisition	(450)	(350)	(48)
Right-of-use asset	(675)	(1,175)	(161)
Total deferred tax liabilities	(1,125)	(1,525)	(209)
Net off against deferred tax assets	1,125	1,525	209
Net deferred tax liabilities	—	—	—

Summary of Movement of Valuation Allowance	Movement of the valuation allowance is as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Balance at the beginning of the year	(30,521)	(35,196)	(4,834)
Provided	(15,356)	(126)	(17)
Written off	10,681	9,355	1,285
Balance at the end of the year	(35,196)	(25,967)	(3,566)

Summary of (Loss) Income Before Provision for Income Taxes	Loss) income before provision for income taxes is attributable to the following geographic locations for the years ended February 28, 2023, February 29, 2024 and February 28, 2025:

	For the Years Ended
	February 28, 2023	February 29, 2024	February 28, 2025
	RMB	RMB	RMB	USD
PRC	(14,937)	4,542	(7,116)	(976)
Foreign	(17,558)	(666)	7,211	990
Total (Loss) income before provision of income taxes	(32,495)	3,876	95	14

Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 are as follows:

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
(Loss)/income before income tax	(32,495)	3,876	95
PRC statutory income tax rate	25%	25%	25%
Computed income tax (benefit)/expense with PRC statutory income tax rate	(8,124)	969	24
Effect of preferential tax rate	975	1,589	(24)
Effect of non-taxable income	(325)	(1,085)	—
Effect of different tax rates in other jurisdictions	4,224	(698)	(2,350)
Effect of changes in tax rates	1,950	(581)	2,262
Effect of expired NOL	—	—	235
Changes in valuation allowance	3,250	4,667	(9,228)
Effect of true-up on NOL	—	(4,574)	403
Effect of deregistration of subsidiaries	—	—	9,279
Effect of non-deductible expenses	(957)	814	121
Income tax expense	993	1,101	722

For the year ended February 29, 2024 and February 28, 2025, non-deductible expenses include all non-deductible items for entertainment expenses and others. The true-up on net operating loss is mainly due to true-up on differences between the tax loss on PRC tax return and prior year accumulated net operating loss
Schedule of Unrecognized Tax Benefits

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Balance at the beginning of the year	(15,313)	(15,313)	(2,103)
Increase related to current year tax positions	—	(3,546)	(487)
Balance at the end of the year	(15,313)	(18,859)	(2,590)